FINANCIAL INSTRUMENTS AND RELATED RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments [Table Text Block]
		December 31, 2025			December 31, 2024
		Fair value measurement			Fair value measurement
	Carrying			Carrying
	value	Level 1	Level 2	value	Level 1	Level 2
Financial assets
Trade receivable from concentrate sales subject to provisional pricing	$61,678	$-	$61,678	$-	$-	$-
Marketable securities (Note 14)	$180,386	$172,549	$7,837	$49,781	$49,718	$63

Disclosure of detailed information about capital risk management [Table Text Block]
	December 31,	December 31,
	2025	2024
Equity	$3,172,966	$1,351,071
Debt facilities	292,216	209,482
Lease liabilities	16,523	27,535
Less: cash and cash equivalents	(793,435)	(202,180)
	$2,688,270	$1,385,908

Disclosure of detailed information about financial liabilities [Table Text Block]
	Contractual Cash Flows	Less than 1 year	2 to 3 years	4 to 5 years	After 5 years
Trade and other payables	$207,911	$207,911	$-	$-	$-
Debt facilities	411,052	1,980	58,179	875	350,018
Lease liabilities	18,247	10,937	5,496	1,814	-
Commitments	920	920	-	-	-
	$638,130	$221,748	$63,675	$2,689	$350,018

Disclosure of detailed information about currency risk [Table Text Block]
December 31, 2025
	Cash and cash equivalents	Restricted cash	Value added taxes receivable	Trade and other receivables	Other financial assets	Trade and other payables	Foreign exchange derivative	Net assets (liabilities) exposure	Effect of +/- 10% change in currency
Canadian Dollar	$45,545	$-	$-	$564	$18,321	($6,384)	$9	$58,055	$5,806
Mexican Peso	36,091	124,090	46,931	-	-	(107,505)	-	99,607	9,961
	$81,636	$124,090	$46,931	$564	$18,321	($113,889)	$9	$157,662	$15,767

Disclosure of detailed information about price risk [Table Text Block]
	December 31, 2025
	Effect of +/- 10% change in metal prices
	Silver	Gold	Zinc	Lead	Copper	Total

Metals in inventory	$2,882	$1,872	$160	$48	$3	$4,965
Trade receivable from concentrate sales subject to provisional pricing	$13,927	$57	$3,145	$19	$15	$17,163
	$16,809	$1,929	$3,305	$67	$18	$22,128